UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-2815

                                COPLEY FUND, INC.
                                -----------------
               (Exact name of registrant as specified in charter)

                           5348 Vegas Drive, Suite 391
                             Las Vegas, Nevada 89108
                    (Address of principal offices)(Zip code)

                               East Biz Com, Inc.
                                5348 Vegas Drive
                             Las Vegas, Nevada 89108
                     (Name and address of agent for service)

        Registrant's Telephone Number, including Area Code: 702-871-8678

                      Date of Fiscal Year End: FEBRUARY 29

                     Date of Reporting Period: MAY 31, 2009

Item 1. Schedule of Investments

                                Copley Fund, Inc.
                       Schedule of Investments (Unaudited)
                                  May 31, 2009

                                                    Shares        Market Value
--------------------------------------------------------------------------------
COMMON STOCKS - 104.25%
Banking - 4.79%
J.P. Morgan Chase & Company                         42,000       $    1,549,800
PNC Financial Services Group, Inc.                  25,000            1,138,750
                                                                 --------------
                                                                      2,688,550
                                                                 --------------
Diversified Utility Companies - 15.32%
Alliant Energy Corp.                                20,000              474,600
Dominion Resources, Inc.                            60,000            1,907,400
FPL Group, Inc.                                    110,000            6,218,300
                                                                 --------------
                                                                      8,600,300
                                                                 --------------
Drug Companies - 3.55%
Bristol Myers Squibb Co.                           100,000            1,992,000
                                                                 --------------

Electric & Gas - 15.69%
American Electric Power, Inc.                       35,000              921,900
First Energy Corp.                                  40,000            1,511,600
Great Plains Energy, Inc.                           30,000              452,100
Integrys Energy Group, Inc.                         16,500              446,985
Progress Energy, Inc.                               40,000            1,420,400
Public Service Enterprise Group, Inc.               30,000              956,100
Scana, Corp.                                        50,000            1,501,000
Sempra Energy, Inc.                                 35,000            1,598,800
                                                                 --------------
                                                                      8,808,885
                                                                 --------------
Electric Power Companies - 17.07%
Ameren Corp.                                        12,500              290,750
DTE Energy Co.                                      55,000            1,663,750
Duke Energy Corp.                                   54,600              772,590
Exelon Corp.                                        23,200            1,113,832
Nstar Corp.                                         50,000            1,503,500
PPL Corp.                                          100,000            3,247,000
Southern Co.                                        35,000              994,350
                                                                 --------------
                                                                      9,585,772
                                                                 --------------

Gas Utilites & Supplies - 9.17%
Delta Natural Gas Co.                               20,000              448,400
New Jersey Resources Corp.                          56,250            1,871,437
Northwest Natural Gas Co.                           40,000            1,697,600
WGL Holdings, Inc.                                  38,000            1,129,360
                                                                 --------------
                                                                      5,146,797
                                                                 --------------

                                Copley Fund, Inc.
                 Schedule of Investments (Unaudited) (Continued)
                                  May 31, 2009

                                                    Shares        Market Value
--------------------------------------------------------------------------------
Insurance - 2.98%
Arthur J. Gallagher & Co.                           80,000       $    1,676,000
                                                                 --------------

Oils - 23.55%
BP Amoco PLC - ADR                                  25,500            1,262,250
Chevron Texaco Corp.                                46,200            3,080,154
Exxon-Mobil Corp.                                  106,086            7,357,064
Sunoco, Inc.                                        50,000            1,521,500
                                                                 --------------
                                                                     13,220,968
                                                                 --------------
Pipelines - 0.78%
Spectra Energy Corp.                                27,300              438,165
                                                                 --------------

Retail - 1.68%
Wal-Mart Stores, Inc.                               19,000              945,060
                                                                 --------------

Telephone - 9.67%
AT&T, Inc.                                          95,000            2,355,050
Fairpoint Communications, Inc.                       1,777                1,795
Frontier Communications Corp.                       40,000              291,200
Verizon Communications, Inc.                        95,000            2,779,700
                                                                 --------------
                                                                      5,427,745
                                                                 --------------

TOTAL COMMON STOCKS (Cost $24,317,063) - 104.25%                     58,530,242
Liabilities in excess of other assets - (4.25%)                      (2,383,466)
                                                                 --------------
NET ASSETS - 100.00%                                             $   56,146,776
                                                                 --------------

-----------------------------------------------------------
ADR-American Depositary Receipt.

At May 31, 2009, the net unrealized appreciation based on cost for book purposes of $24,317,063 was as follows:

Aggregate gross unrealized appreciation for all investments
   for which there was an excess of value over cost              $   34,401,713
Aggregate gross unrealized depreciation for all investments
   for which there was an excess of cost over value                    (188,534)
                                                                 --------------
Net unrealized appreciation                                      $   34,213,179
                                                                 ==============

                                Copley Fund, Inc.
                 Schedule of Investments (Unaudited) (Continued)
                                  May 31, 2009
--------------------------------------------------------------------------------

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.). Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                  Investments in
Valuation Inputs                                                  Securities ($)
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                              58,530,242
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                 -
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
Total                                                                58,530,242
--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES
--------------------------------

         (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS
-----------------

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES
----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title)      /s/ Irving Levine


                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date: July 31, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Irving Levine


                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date: July 31, 2009